Document and Entity Information	Sep. 29, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2021
Registrant Name	DREYFUS CASH MANAGEMENT
Entity Central Index Key	0000759667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2021
Document Effective Date	Sep. 29, 2021
Prospectus Date	Jun. 01, 2021
DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DICXX
DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVCXX
DREYFUS CASH MANAGEMENT | administrative shares
Prospectus:
Trading Symbol	DACXX
DREYFUS CASH MANAGEMENT | Preferred Shares
Prospectus:
Trading Symbol	DCEXX
Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Service Shares
Prospectus:
Trading Symbol	DGUXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Wealth Shares
Prospectus:
Trading Symbol	DGQXX
Dreyfus Institutional Preferred Treasury Obligations Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX
Dreyfus Institutional Preferred Treasury Obligations Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Dreyfus Institutional Preferred Government Plus Money Market Fund | SL Shares
Prospectus:
Trading Symbol	DPFXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GMMXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund – Service Shares
Prospectus:
Trading Symbol	GMBXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund – Premier Shares
Prospectus:
Trading Symbol	GMGXX
Dreyfus Treasury and Agency Liquidity Money Market Fund | Dreyfus Treasury and Agency Liquidity Money Market Fund
Prospectus:
Trading Symbol	DTLXX
Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Dreyfus Treasury Obligations Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Dreyfus Treasury Obligations Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Dreyfus Treasury Obligations Cash Management | Service Shares
Prospectus:
Trading Symbol	DTNXX
Dreyfus Treasury Obligations Cash Management | Wealth Shares
Prospectus:
Trading Symbol	DTKXX